Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Profit Attributable to Ordinary Shareholders

Profit attributable to ordinary shareholders

	2017	2016(i)	2015(i)
	(€’000)
Profit attributable to ordinary shareholders	39,067	38,336	46,680

Weighted average number of ordinary shares

	2017	2016(i)	2015(i)
Weighted average number of ordinary shares at 31 December	71,089	70,349	69,579
Dilution effect of share options, restricted and performance shares on issue	432	864	895
Weighted average number of ordinary shares (diluted) at 31 December	71,521	71,213	70,474

(i)	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.